STATED SHARE CAPITALs (Details)					12 Months Ended
	Nov. 02, 2020 ZAR (R) R / shares shares	Jun. 10, 2019 shares	Apr. 15, 2019 ZAR (R) R / shares shares	Apr. 11, 2018 shares	Dec. 31, 2020 ZAR (R) shares	Dec. 31, 2019 ZAR (R) shares	Dec. 31, 2018 ZAR (R) shares	Dec. 31, 2017 ZAR (R)
Disclosure of classes of share capital [line items]
Equity | R					R 70,716,000,000	R 31,138,300,000	R 24,724,400,000	R 23,998,200,000
Authorised number of shares					10,000,000,000	10,000,000,000	10,000,000,000
Reconciliation of issued number of shares
Number of shares in issue at beginning of the year					2,670,030,000	2,266,261,000	2,168,721,000
Scheme implemented					2,670,030,000
Shares issued under SGL Share Plan					6,932,000	4,442,000	10,394,000
Shares delisted	(1,431,197)				(1,431,197)
Shares issued upon conversion of debt					248,040,000
Shares issued for cash			108,932,356			108,932,000
Shares issued with acquisition		290,394,531				290,395,000
Capitalization Issue				87,145,885			87,146,000
Number of shares in issue at end of the year					2,923,571,000	2,670,030,000	2,266,261,000
Issue of equity | R			R 1,700,000,000			R 1,688,400,000
Par value per share | R / shares			R 0
Capitalisation issuance ratio				0.04
Shares issued upon conversion of convertible bond | R					R 12,573,200,000
Share buy-back | R	R (84,100,000)				(84,100,000)
Repurchase price, per share | R / shares	R 58.80
Minimum
Reconciliation of issued number of shares
Number of shares held per owner	100
Maximum
Reconciliation of issued number of shares
Number of shares held per owner	400
Reorganisation reserve
Disclosure of classes of share capital [line items]
Equity | R					23,001,300,000	40,662,000,000	R 34,667,000,000	34,667,000,000
Reconciliation of issued number of shares
Issue of equity | R						1,688,400,000
Shares issued in acquisition | R						4,306,600,000
Reorganisation | R					(17,660,700,000)
Stated share capital
Disclosure of classes of share capital [line items]
Equity | R					R 30,149,800,000	0	0	0
Reconciliation of issued number of shares
Scheme implemented					2,670,030,000
Shares issued under SGL Share Plan					6,932,000
Shares delisted					(1,431,000)
Shares issued upon conversion of debt					248,040,000
Number of shares in issue at end of the year					2,923,571,000
Reorganisation | R					R 17,660,700,000
Shares issued upon conversion of convertible bond | R					12,573,200,000
Share buy-back | R					R (84,100,000)
Stated share capital | Maximum
Disclosure of classes of share capital [line items]
Equity | R						R 100,000	R 100,000	100,000
Reconciliation of issued number of shares
Number of shares in issue at beginning of the year					1,000	1,000	1,000
Number of shares in issue at end of the year						1,000	1,000
Previously stated [member]
Disclosure of classes of share capital [line items]
Equity | R						R 40,662,000,000	R 34,667,000,000	34,667,000,000
Reconciliation of issued number of shares
Number of shares in issue at beginning of the year					2,670,030,000	2,266,261,000	2,168,721,000
Shares issued under SGL Share Plan						4,442,000	10,394,000
Shares issued for cash						108,932,000
Shares issued with acquisition						290,395,000
Capitalization Issue							87,146,000
Number of shares in issue at end of the year						2,670,030,000	2,266,261,000
Issue of equity | R						R 1,688,400,000
Shares issued in acquisition | R						4,306,600,000
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of classes of share capital [line items]
Equity | R						(40,662,000,000)	R (34,667,000,000)	(34,667,000,000)
Reconciliation of issued number of shares
Issue of equity | R						(1,688,400,000)
Shares issued in acquisition | R						R (4,306,600,000)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Stated share capital
Disclosure of classes of share capital [line items]
Equity | R								R 1